Taxes (Details Narrative) - Uncertainty On Transfer Pricing Over Exportation Of Ores To Foreign Subsidiary [Member] - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Tax assessment	$ 7,034	$ 5,939
Tax effect of tax losses	$ 677	$ 596